PARTY-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST	PARTY-IN-INTEREST
The Plan may, at the direction of Plan participants, invest its assets in securities issued by Marriott International, Inc. The Plan through the Stock Fund held 12,906 and 13,341 shares of common stock of Marriott International, Inc. as of December 31, 2025, and 2024, respectively. There were dividends of $35,819 on Marriott International, Inc. common stock for the year ended December 31, 2025. The closing share price as listed on the Nasdaq stock exchange as of December 31, 2025 and 2024 was $310.24 and $278.94, respectively. During the 2025 plan year, the Plan acquired 1,486 shares of Marriott International, Inc. common stocks valued at $392,464 and sold 1,921 shares valued at $532,831.
Certain Plan investments were invested in funds managed by Fidelity. Fidelity is the trustee at December 31, 2025 and 2024, as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions.